UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-4870

                  GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
                (Exact name of Registrant as specified in charter)

                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166
               (Address of principal executive offices) (Zip code)

                              Mark N. Jacobs, Esq.
                                200 Park Avenue
                            New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 922-6000


Date of fiscal year end:        November 30


Date of reporting period:       May 31, 2003

                                  FORM N-CSR


ITEM 1. REPORTS TO STOCKHOLDERS.

      General New York
      Municipal Money
      Market Fund

      SEMIANNUAL REPORT May 31, 2003

YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY (SM)

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            12   Statement of Assets and Liabilities

                            13   Statement of Operations

                            14   Statement of Changes in Net Assets

                            15   Financial Highlights

                            17   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                The Fund

                                                               General New York
                                                    Municipal Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for General New York Municipal Money Market Fund covers the six-month period from December 1, 2002, through May 31, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Joseph Irace.

We have recently seen some signs of stability in the financial markets. Perhaps most important, the war in Iraq wound down quickly, without disrupting oil supplies or major incidents of terrorism. While the U.S. economy has remained weak, growth has been positive overall. Many stock market indices have posted encouraging gains since the start of 2003, suggesting greater investor optimism, although it is uncertain whether such gains will continue. At the same time, yields of U.S. Treasury securities and money market instruments continue to hover near historical lows, and inflationary pressures have remained subdued

What are the implications for your investments? An accommodative monetary policy and a stimulative fiscal policy suggest that money market yields should remain relatively low for the foreseeable future, even if the economy begins to gain strength. We currently see opportunities for potentially higher returns from longer-term assets in the stock and bond markets, but selectivity among individual securities should remain a key factor. However, no one can say for certain what direction the markets will take over time. Your financial advisor can help you to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,

/s/ Stephen E. Canter

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 16, 2003

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did General New York Municipal Money Market Fund perform during the period?

For the six-month period ended May 31, 2003, the fund produced annualized yields of 0.58% for Class A shares and 0.48% for Class B shares. Taking into account the effects of compounding, the fund produced annualized effective yields of 0.58% and 0.48% for Class A and Class B shares, respectively.(1)

We attribute the fund's modest returns during the reporting period to a weak economy, low interest rates and robust investor demand for tax-exempt money market securities.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high-quality, tax-exempt money market instruments that provide income exempt from federal, New York state and New York city personal income taxes. Second, we actively manage the fund' s average maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Yields generally tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which are generally issued with maturities in the one-year range, may in turn lengthen the fund's average maturity. If we anticipate limited new-issue supply, we may then look to extend the fund's average maturity to maintain then-

                                                                The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

During the reporting period, the fund was primarily influenced by the effects of a persistently weak economy, which caused short-term interest rates to trend lower. Downward pressure on yields was intensified by ongoing and robust investor demand for money market securities, which was largely the result of investors' preference for relatively stable investment alternatives in the struggling economy. For much of the reporting period, uncertainty related to the war in Iraq also contributed to investors' cautious attitudes. As short-term interest rates fell, so did yields of tax-exempt money market instruments

Although the Federal Reserve Board (the "Fed") did not reduce short-term interest rates during the reporting period, it did so less than a month before the reporting period began. As of the reporting period' s end, investors generally expected the Fed to implement an additional rate-cut during its meeting scheduled for the end of June 2003. As a result of these expectations, money market yields ended the reporting period at lower levels than where they began.

In addition, the weak U.S. economy created other, generally negative market influences. Most notably, economic weakness was felt particularly severely in New York, where tax revenues fell short of budgeted forecasts. The state balanced its fiscal 2003 budget through spending cutbacks and increased borrowing. The state's fiscal 2004 budget, which was passed despite Governor Pataki's objections, included tax hikes for both New York state and New York City residents. While one of the major credit-rating agencies upgraded its outlook for New York City, another agency downgraded the state's credit rating because of ongoing fiscal concerns.


We generally adopted a conservative strategy in this challenging market environment. First, to balance the opportunities presented by declining interest rates with the need to manage the risks of unexpected interest-rate changes, we maintained the fund's weighted average maturity in a range that we considered neutral to modestly longer than that of the fund's peer group average. To manage the risks of deteriorating credit quality, we have been highly selective when making new purchases, generally favoring issuers that we believe are more recognizable to market participants and, therefore, more easily traded.

What is the fund's current strategy?

We continue to maintain a conservative posture, focusing on insured securities, variable-rate demand notes and municipal notes from issuers we believe to be fiscally sound.(2) In addition, we have recently positioned the fund to give it the flexibility we believe we need to take advantage of potential investment opportunities that typically arise during June, when many New York municipalities are expected to issue new debt.

June 16, 2003

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-NEW YORK RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE YIELD PROVIDED FOR THE FUND'S CLASS B SHARES REFLECTS THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B YIELD WOULD HAVE BEEN LOWER.

(2) INSURANCE ON INDIVIDUAL PORTFOLIO SECURITIES EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                                 The Fund

STATEMENT OF INVESTMENTS

May 31, 2003 (Unaudited)

STATEMENT OF INVESTMENTS

                                                                                              Principal
TAX EXEMPT INVESTMENTS--98.9%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Albany School District, GO Notes, BAN

   2.25%, 7/29/2003                                                                           2,181,000                2,183,332

Alden Central School District, GO Notes

   Refunding 2%, 6/15/2003 (Insured; FSA)                                                       800,000                  800,179

City of Binghamton, GO Notes, BAN

   2.25%, 9/25/2003                                                                           6,000,000                6,012,566

Canisteo Central School District, GO Notes

   Refunding 2.25%, 6/15/2003 (Insured; FSA)                                                    250,000                  250,091

Commack Union Free School District

   GO Notes, TAN 2.50%, 6/27/2003                                                             2,500,000                2,501,489

Corning School District, BAN:

   2.25%, 8/15/2003                                                                             750,000                  750,953

   Refunding 2.25%, 8/15/2003                                                                 2,079,500                2,082,451

Dutchess County Industrial Development Agency

  Civic Facility Revenue, VRDN

  (Marist College Civic Facility)

   1.15% (LOC; Key Bank)                                                                      6,870,000  (a)           6,870,000

Erie County Industrial Development Agency

  VRDN:

    Civic Facility Revenue:

         (Multi-Mode-UPC Association)

            1.25% (LOC; Key Bank)                                                             5,700,000  (a)           5,700,000

         (People Inc. Project)

            1.25% (LOC; Key Bank)                                                             3,650,000  (a)           3,650,000

      IDR, MMARS 3rd Program-B&G Properties

         1.40%, (LOC; HSBC Bank USA)                                                          1,520,000  (a)           1,520,000

Fayetteville-Manlius Central School District

  GO Notes:

      BAN 2%, 12/26/2003                                                                      1,469,300                1,474,665

      TAN 2.50%, 6/20/2003                                                                    3,000,000                3,001,073

Harborfields Central School District

   GO Notes, BAN 1.75%, 3/5/2004                                                              3,400,000                3,415,564

Hudson Falls Central School District, GO Notes

   Refunding 2.50%, 6/15/2003 (Insured; FGIC)                                                   725,000                  725,264

Irvington Union Free School District

   GO Notes, BAN 2.375%, 8/28/2003                                                            8,000,000                8,016,626

Islip Industrial Development Agency, IDR, VRDN

  (Brentwood Distribution Co. Facility)

   1.20% (LOC; Fleet National Bank)                                                           1,000,000  (a)           1,000,000

Long Island Power Authority, Electric System

   Revenue 4.30%, 12/1/2003 (Insured; AMBAC)                                                    500,000                  507,064



                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Malone Central School District, GO Notes:

   3%, 6/15/2003 (Insured; FSA)                                                                 570,000                  570,406

   2.875%, 1/15/2004 (Insured; FGIC)                                                            923,000                  932,101

Merrick Union Free School District, GO Notes:

   BAN 1.50%, 3/11/2004                                                                       1,000,000                1,002,982

   TAN 2%, 6/26/2003                                                                          4,500,000                4,500,817

Metropolitan Transportation Authority

  Transit Revenue:

      5%, 7/1/2003                                                                            3,450,000  (b)           3,460,599

      5.75%, 7/1/2003                                                                         1,000,000  (b)           1,018,671

      CP 1.05%, 8/11/2003

         (LOC; ABN-AMRO)                                                                      1,100,000                1,099,783

      VRDN 1.24% (Insured; FSA and Liquidity

         Facility; The Bank of New York)                                                      5,490,000  (a)           5,490,000

Monroe County Industrial Development Agency

  VRDN:

    Civic Facility Revenue

         (Heritage Christian Home Project)

         1.25% (LOC; Key Bank)                                                                4,080,000  (a)           4,080,000

      College and University Revenue

         (Monroe Community College)

         1.25% (LOC; M&T Bank)                                                                3,500,000  (a)           3,500,000

      IDR (Jamestown Continental)

         1.40%, (LOC; HSBC Bank USA)                                                          1,395,000  (a)           1,395,000

Monroe Tobacco Asset Securitization Corporation

  Tobacco Settlement Revenue, VRDN

   1.34% (Liquidity Facility; WestLB AG)                                                      6,700,000  (a)           6,700,000

New York City, GO Notes, CP 1.10%

  6/11/2003 (Insured; MBIA and Liquidity

  Facility; Landesbank Hessen-Thuringen

   Girozentrale)                                                                              5,000,000                5,000,000

New York City Housing Development Corporation

  Multi-Family Rental Housing Revenue, VRDN:

    (Brittany Development)

         1.20% (Liquidity Facility; FNMA)                                                     6,000,000  (a)           6,000,000

      (Carnegie Park)

         1.10% (Liquidity Facility; FNMA)                                                    15,000,000  (a)          15,000,000

      (Columbus Green)

         1.10% (Liquidity Facility; FNMA)                                                     9,975,000  (a)           9,975,000

      (Monterey)

         1.10% (Liquidity Facility; FNMA)                                                    28,250,000  (a)          28,250,000

                                                                                                                  The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

New York City Industrial Development Agency

  VRDN:

    Civic Facility Revenue

         (Brooklyn United Methodist Project)

            1.15% (LOC; The Bank of New York)                                                 3,000,000  (a)           3,000,000

      IDR (Allway Tools Inc. Additional Project)

         1.30% (LOC; Citibank)                                                                2,315,000  (a)           2,315,000

      Special Facility Revenue (Korean Air

         Lines Co.) 1.15% (LOC; Citibank)                                                     6,100,000  (a)           6,100,000

New York City Municipal Water Finance Authority

  Water and Sewer System Revenue, CP:

      1.05%, 7/17/2003 (LOC; WestLB AG)                                                       3,500,000                3,500,000

      1.10%, 7/17/2003 (LOC: Helaba Bank and

         Landesbank Baden-Wuerttemberg)                                                       6,000,000                6,000,000

New York City Transitional Finance Authority:

  Revenues, VRDN, Merlots Program

    1.24% (Insured; MBIA and

      Liquidity Facility; Wachovia Bank)                                                      9,985,000  (a)           9,985,000

   Sales Tax Revenue, BAN 2%, 2/19/2004                                                      13,000,000               13,083,315

New York Counties Tobacco Trust II

  Tobacco Settlement Revenue, VRDN

   1.34% (Liquidity Facility; Merrill Lynch)                                                  5,495,000  (a)           5,495,000

New York State Dormitory Authority, Revenue

  (Presbyterian Hospital)

   5.50%, 8/15/2003 (Insured; AMBAC)                                                            695,000                  701,027

New York State Environmental, GO Notes

  CP 1.08%, 7/21/2003 (LOC: Bayerische

   Landesbank and Helaba Bank)                                                                2,700,000                2,700,000

New York State Environmental Facilities

  Corporation, Clean Water and Drinking

   Revenue 4.20%, 6/15/2003                                                                     520,000                  520,644

New York State Housing Finance Agency

  Revenue, VRDN:

      1.20% (Liquidity Facility; FNMA)                                                       10,000,000  (a)          10,000,000

      (1500 Lexington Avenue Housing)

         1.35% (LOC; Fleet National Bank)                                                     5,000,000  (a)           5,000,000

New York State Mortgage Agency, Revenue

   1.125%, 4/2/2004                                                                           5,000,000                5,000,000

New York State Thruway Authority

  Service Contact Revenue, VRDN

  1.23% (Insured; AMBAC and

   LOC; J.P. Morgan Chase & Co.)                                                              7,200,000  (a)           7,200,000



                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Oneida County Industrial Development Agency

  IDR, VRDN (CMB Oriskany)

   1.35% (LOC; The Bank of New York)                                                          2,520,000  (a)           2,520,000

Onondaga County Industrial Development Agency

  IDR, VRDN (Marsellus Casket Company Inc.

   Project) 1.45% (LOC; The Bank of New York)                                                 4,500,000  (a)           4,500,000

Otsego County, GO Notes

   3.50%, 11/15/2003 (Insured; FGIC)                                                          1,199,874                1,209,116

Plainview Old Bethpage Central School District

   GO Notes, TAN 2.50%, 6/27/2003                                                             1,000,000                1,000,697

Port Authority of New York and New Jersey:

  Special Obligation Revenue, Versatile

    Structure Obligation, VRDN:

         1.35% (Liquidity Facility; Bank of

            Nova Scotia)                                                                     19,050,000  (a)          19,050,000

         1.35% (Liquidity Facility; Landesbank

            Hessen-Thuringen Girozentrale)                                                   36,200,000  (a)          36,200,000

         Refunding 1.35% (Liquidity Facility;

            Bayerische Landesbank)                                                           19,200,000  (a)          19,200,000

   Transportation Revenue, CP 1.10%, 8/15/2003

      (Liquidity Facility: Bank of Nova Scotia,

      J.P. Morgan Chase & Co. and Lloyds TSB Bank)                                           10,000,000               10,000,000

Port Washington Union Free School District

   GO Notes, TAN 2.50%, 6/26/2003                                                               500,000                  500,337

Poughkeepsie City School District, GO Notes

   TAN 3%, 6/26/2003                                                                            500,000                  500,490

Poughkeepsie Industrial Development Agency

  Senior Living Facility Revenue, VRDN

  (Manor at Woodside Project)

   1.25% (LOC; The Bank of New York)                                                          5,000,000  (a)           5,000,000

Queensbury Union Free School District

   GO Notes, BAN 2.125%, 1/7/2004                                                             7,400,000                7,436,307

Rockland County, GO Notes, BAN

   2%, 2/26/2004                                                                              2,400,000                2,415,268

Sag Harbor Union Free School District

   GO Notes, TAN 2.50%, 6/30/2003                                                             5,480,000                5,484,824

Saint Lawrence County Industrial Development

  Agency, VRDN:

    Civic Facility Revenue (Canton-Potsdam

         Hospital Project) 1.20% (LOC; Key Bank)                                              5,808,000  (a)           5,808,000

      IDR (Newspapers Corp.)

         1.35% (LOC; Key Bank)                                                                2,785,000  (a)           2,785,000

                                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Schenectady County Industrial Development

  Agency, Civic Facility Revenue, VRDN

  (Sunnyview Hospital and Rehabilitation)

   1.20% (LOC; Key Bank)                                                                      4,000,000  (a)           4,000,000

South Seneca Central School District, GO Notes

   Refunding 2.25%, 6/15/2003 (Insured; MBIA)                                                   300,000                  300,097

Spencerport Central School District, GO Notes

   3.50%, 6/15/2003 (Insured; MBIA)                                                           1,525,211                1,526,608

Troy Industrial Development Authority

  Civic Facility Revenue, VRDN

   (Rensselaer Polytechnic) 1.25%                                                             3,500,000  (a)           3,500,000

Ulster County Industrial Development Agency

  IDR, VRDN (Kingston Block and Masonry)

   1.35% (LOC; The Bank of New York)                                                          3,500,000  (a)           3,500,000

Town of Victor, GO Notes, BAN 2%, 4/22/2004                                                   1,750,000                1,762,007

Wantagh Union Free School District, GO Notes

   BAN 2%, 3/12/2004                                                                          2,100,000                2,113,888

Warren and Washington Counties Industrial

  Development Agency, IDR, VRDN

  (Angiodynamics Project)

   1.35% (LOC; Key Bank)                                                                      3,395,000  (a)           3,395,000

West Irondequoit Central School District

   GO Notes 3.50%, 6/15/2003 (Insured; FSA)                                                     865,000                  865,776

Westchester County Industrial Development

  Agency, Civic Facility Revenue, VRDN

  (Rye Country Day School)

   1.25% (LOC; Allied Irish Banks)                                                            5,000,000  (a)           5,000,000

Yonkers Industrial Development Agency

  IDR, VRDN (104 Ashburton Avenue LLC)

   1.25% (LOC; Key Bank)                                                                      3,125,000  (a)           3,125,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $381,734,876)                                                              98.9%             381,735,077

CASH AND RECEIVABLES                                                                                1.1%               4,360,946

NET ASSETS                                                                                        100.0%             386,096,023



Summary of Abbreviations

AMBAC                     American Municipal Bond               GO                        General Obligation
                             Assurance Corporation              IDR                       Industrial Development Revenue
BAN                       Bond Anticipation Notes               LOC                       Letter of Credit
CP                        Commercial Paper                      MBIA                      Municipal Bond Investors
FGIC                      Financial Guaranty Insurance                                       Assurance Insurance
                             Company                                                         Corporation
FNMA                      Federal National Mortgage             TAN                       Tax Anticipation Notes
                             Association                        VRDN                      Variable Rate Demand Notes
FSA                       Financial Security Assurance


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                            Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+, F1                          VMIG1, MIG1, P1                 SP1+, SP1, A1+, A1                               75.5

AAA, AA, A(c)                    Aaa, Aa, A(c)                   AAA, AA, A(c)                                     3.5

Not Rated(d)                     Not Rated(d)                    Not Rated(d)                                     21.0

                                                                                                                 100.0

(A)   SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE-SUBJECT TO PERIODIC
      CHANGE.

(B)   BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
      SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND
      INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE
      EARLIEST REFUNDING DATE.

(C)   NOTES WHICH ARE NOT F, MIG AND SP RATED ARE REPRESENTED BY BOND RATINGS OF
      THE ISSUERS.

(D)   SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S
      HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE
      RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           381,734,876   381,735,077

Cash                                                                  3,044,919

Interest receivable                                                   1,524,659

Prepaid expenses and other assets                                        24,572

                                                                    386,329,227

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           191,021

Payable for shares of Common Stock redeemed                              15,000

Accrued expenses                                                         27,183

                                                                        233,204

NET ASSETS ($)                                                      386,096,023

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     386,103,029

Accumulated net realized gain (loss) on investments                     (7,207)

Accumulated unrealized appreciation on investments                          201

NET ASSETS ($)                                                      386,096,023
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
                                                       Class A        Class B
--------------------------------------------------------------------------------

Net Assets ($)                                     343,279,847     42,816,176

Shares Outstanding                                 343,300,250     42,810,847

NET ASSET VALUE PER SHARE ($)                             1.00           1.00

SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF OPERATIONS

Six Months Ended May 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      2,411,475

EXPENSES:

Management fee--Note 2(a)                                              983,118

Shareholder servicing costs--Note 2(c)                                 254,751

Distribution fees and prospectus--Note 2(b)                             46,763

Professional fees                                                       22,226

Custodian fees                                                          21,927

Registration fees                                                       16,033

Prospectus and shareholders' reports                                    10,484

Trustees' fees and expenses--Note 2(d)                                   6,659

Miscellaneous                                                            7,221

TOTAL EXPENSES                                                       1,369,182

Less--reduction in distribution plan fees and
  shareholder servicing costs due to undertaking--Note 2(b,c)          (72,883)

NET EXPENSES                                                         1,296,299

INVESTMENT INCOME--NET                                               1,115,176

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):

Net realized gain (loss) on investments                                  4,025

Net unrealized appreciation (depreciation) on Investments                 (693)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   3,332

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 1,118,508

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                             May 31, 2003            Year Ended
                                               (Unaudited)    November 30, 2002
-------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,115,176             3,391,438

Net realized gain (loss) on investments             4,025                20,449

Net unrealized appreciation
   (depreciation) on investments                     (693)                 (371)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    1,118,508             3,411,516

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (1,006,122)           (3,151,978)

Class B shares                                   (109,054)             (239,460)

TOTAL DIVIDENDS                                (1,115,176)           (3,391,438)

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                                350,365,802           823,512,278

Class B shares                                 51,769,108            87,386,699

Dividends reinvested:

Class A shares                                    976,512             3,035,780

Class B shares                                    108,881               238,003

Cost of shares redeemed:

Class A shares                               (354,643,881)         (900,592,037)

Class B shares                                (54,413,751)          (83,855,005)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS            (5,837,329)          (70,274,282)

TOTAL INCREASE (DECREASE) IN NET ASSETS        (5,833,997)          (70,254,204)

NET ASSETS ($):

Beginning of Period                           391,930,020           462,184,224

END OF PERIOD                                 386,096,023           391,930,020

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                            Six Months Ended                           Year Ended November 30,
                                                May 31, 2003      ------------------------------------------------------------------
CLASS A SHARES                                  (Unaudited)         2002          2001          2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00          1.00          1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                .003          .009          .024          .033           .024          .027

Distributions:

Dividends from investment
   income--net                                       (.003)        (.009)        (.024)        (.033)         (.024)        (.027)

Net asset value, end of period                        1.00          1.00          1.00          1.00           1.00          1.00

TOTAL RETURN (%)                                       .58(a)        .86          2.40          3.36           2.45          2.77

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .65(a)        .66           .63           .67            .68           .68

Ratio of net investment income
   to average net assets                               .58(a)        .86          2.35          3.31           2.42          2.74

Net Assets, end of period
   ($ X 1,000)                                     343,280       346,578       420,605       381,658        378,115       405,054

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                          Six Months Ended                              Year Ended November 30,
                                              May 31, 2003          ---------------------------------------------------------------
CLASS B SHARES                                  (Unaudited)         2002          2001          2000           1999          1998
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00          1.00          1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                .002          .005          .020          .030           .021          .024

Distributions:

Dividends from investment
   income--net                                       (.002)        (.005)        (.020)        (.030)         (.021)        (.024)

Net asset value, end of period                        1.00          1.00          1.00          1.00           1.00          1.00

TOTAL RETURN (%)                                       .48(a)        .52          2.03          3.05           2.12          2.47

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .75(a)       1.00           .98           .98            .98           .98

Ratio of net investment income
   to average net assets                               .47(a)        .52          1.89          2.94           2.14          2.44

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                             .31(a)        .06           .07           .08            .10           .08

Net Assets, end of period
   ($ X 1,000)                                      42,816        45,352        41,580        36,056         93,287        46,997

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

General New York Municipal Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A and Class B. Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, Class A shares and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $29,229, during the period ended May 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.


(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $11,232 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2002. If not applied, the carryover expires in fiscal 2003.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2002 was all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2003, there was no expense reimbursement pursuant to the Agreement.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(B) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20 of 1% of the value of the average daily net assets of Class B shares. During the period May 31, 2003, Class B shares were charged $46,763 pursuant to the Class B Distribution Plan, of which $14,957 was reimbursed by the Manager, due to an undertaking, see Note 2(c).

(C) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2003, Class A shares were charged $105,642 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), Class B shares pay the Distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of Class B shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The
Distributor   determines   the   amounts   to   be   paid  to  Service  Agents.


The Manager had undertaken from December 1, 2002 through December 3, 2002, that if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the average daily net assets of Class B, the Manager would reimburse the expenses of the fund. The Manager has undertaken through May 31, 2003, that if the aggregate expenses of Class B shares, exclusive of certain expenses as described above, exceed an annual rate of .75 of 1% of the value of the average daily net assets of Class B, the Manager would reimburse the expenses of the fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Class B Shareholder Services Plan. During the period ended May 31, 2003, Class B shares
were   charged   $57,926,   all   of  which  was  reimbursed  by  the  Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2003, the fund was charged $45,510 pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in-person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Boards members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

                                                             The Fund

                        For More Information

                        General New York Municipal
                        Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  574SA0503


ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  July 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  July 30, 2003

By:   /S/ JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  July 30, 2003


                                EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.